Risk and Capital Management - Summary of Risks of Insurance and Private Pension (Detail) - ITAU UNIBANCO HOLDING [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mandatory personal injury caused by motor vehicle [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums		R$ 24	R$ 37
Retained premium		R$ 24	R$ 37
Retention		100.00%	100.00%
Extended warranty [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums			R$ 112
Retained premium			R$ 112
Retention			100.00%
Group accident insurance [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 690	R$ 667	R$ 780
Retained premium	R$ 689	R$ 666	R$ 776
Retention	99.90%	99.80%	99.50%
Individual accident [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 275	R$ 290	R$ 224
Retained premium	R$ 280	R$ 289	R$ 212
Retention	101.80%	99.80%	94.80%
Home insurance in market policies credit life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 881	R$ 623	R$ 570
Retained premium	R$ 879	R$ 621	R$ 570
Retention	99.80%	99.70%	100.00%
Group life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 934	R$ 1,001	R$ 1,278
Retained premium	R$ 937	R$ 990	R$ 1,234
Retention	100.30%	98.90%	96.50%